Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net (loss) income attributable to Momo Inc.	$ 13,697	$ (25,415)	$ (9,326)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment	(3,499)	(1,185)	181
Comprehensive (loss) income attributable to Momo Inc.	$ 10,198	$ (26,600)	$ (9,145)